BlackRock EuroFund
(the “Fund”)
Supplement to the Fund’s Prospectus dated November 30, 2010

Effective December 24, 2010, the following changes are made to the Prospectus of the BlackRock EuroFund:

The section in the Prospectus captioned “Fund Overview — Key Facts about BlackRock EuroFund — Portfolio Managers” is amended as follows:

	Portfolio Manager
Name	of the Fund Since	Title

Nigel Bolton	2010	Managing Director of BlackRock, Inc.

Zehrid Osmani	2010	Director of BlackRock, Inc.

The section in the Prospectus captioned “Details About the Funds — How Each Fund Invests — About the Portfolio Management of the EuroFund” is amended as follows:

The information about the Fund’s portfolio managers is deleted in its entirety and replaced with the following:

The Fund is managed by a team of financial professionals. Nigel Bolton and Zehrid Osmani are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

The section in the Prospectus captioned “Management of the Funds — Portfolio Manager Information” is amended as follows:

The information about the BlackRock EuroFund’s portfolio managers is deleted in its entirety and replaced with the following:

The EuroFund is managed by a team of financial professionals led by Nigel Bolton and Zehrid Osmani who are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Nigel Bolton	Responsible for the day-to-day	2010	Managing Director of BlackRock Inc. since
	management of the EuroFund and		2008; Director of Scottish Widows Investment
	is responsible for the selection of		Partnership from 2004 to 2008.
its investments.

Zehrid Osmani	Responsible for the day-to-day	2010	Director of BlackRock, Inc. since 2008;
	management of the EuroFund and		Investment Director of Scottish Widows
	is responsible for the selection of		Investment Partnership from 2005 to 2008.
its investments.

Shareholders should retain this Supplement for future reference.

Code# PRO-BREURO-1110-SUPP